GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 30, 2012	Dec. 31, 2012 Rave	Dec. 31, 2013 Rave
Activity of goodwill
Balance at the beginning of the period	$ 2,251,296,000	$ 2,172,272,000		$ 87,720,000
Increase in Goodwill from purchase price allocation adjustments	31,951,000		79,024,000	8,696,000
Balance at the end of the period	$ 2,291,943,000	$ 2,172,272,000	$ 87,720,000